ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of fair values of the identifiable assets acquired
Fair value
(Unaudited)
Acquired technology, net	$3,368
Goodwill	9,851
Deferred tax asset	881
Total consideration	$14,100